RELATED PARTY TRANSACTIONS (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Due from Related Parties	$ 23,719,670	$ 26,511,454
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	19,038,908	23,391,167
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due from Related Parties	3,832,574	2,157,094
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	848,188	352,119
Electric Motor [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	462
Zhejiang Sanxing [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	10,304
Ruixing [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	199,045
Swee Yong Chim [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	200,631
Yoon Fah Chim [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 0	$ 200,632